Subsequent Events (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 14, 2022	Oct. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Jan. 08, 2022
Sale and lease back transaction number of renewals eligible				5 years
Stock Issued During Period, Shares, Other				2,120,240
Stock issued during period, shares, restricted stock award, gross				223,500
Shares issued for Marketing Arrangement (Note 16)				1,348,921
Sale leaseback transaction, monthly rental payments				$ 46,000
Sale leaseback transaction, gross proceeds, investing activities				$ 6,000,000
Sale leaseback transaction, imputed interest rate				3.00%
Sale and lease back transaction value of property disposed off				$ 6,500,000
Sale and leaseback transaction remaining amount receivable next twelve months				100,000
Sale and leaseback transaction remaining amount receivable next two years				100,000
Sale and leaseback transaction remaining amount receivable next three years				100,000
Sale and leaseback transaction remaining amount receivable next four years				100,000
Sale and leaseback transaction remaining amount receivable next five years				$ 100,000
Common stock shares issued			104,914,328	97,065,092
Common stock shares outstanding			104,914,328	97,065,092
Maximum [Member]
Sale and leaseback transaction renewable term				5 years
Minimum [Member]
Sale and leaseback transaction renewable term				5 years
Lock Up Agreement [Member]
Common stock shares issued					34,000,000,000,000
Common stock shares outstanding					34,000,000
Subsequent Event [Member]
Sale in cash		$ 317,000
Subsequent Event [Member] | Coastal Holding Company LLC [Member]
Name of acquired entity	Coastal Holding Company, LLC ("Coastal")
Business acquisition, voting interests acquired percentage	100.00%
Date of acuisition	Nov. 14, 2022
Transaction cost	$ 3,100,000
Consideration paid in cash	$ 1,900,000
Total shares acquired	24,999,999
EquitySettledRestrictedStockUnitsRsuMember
Stock Issued During Period, Shares, Other			99,899